Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Provisions

	Restoration, rehabilitation and environmental (a)	Other (b)	Total
	(₹ in million)	(₹ in million)	(₹ in million)
As at April 01, 2016	11,513	912	12,425
Additions	1,162	513	1,675
Utilized	(600)	(310)	(910)
Change in estimate	6,641	—	6,641
Unwinding of discount	844	—	844
Exchange differences	(286)	(25)	(311)

As at March 31, 2017	19,274	1,090	20,364

Classification as at March 31, 2017
Current	564	567	1,131
Non-current	18,710	523	19,233

	19,274	1,090	20,364

	Restoration, rehabilitation and environmental (a)	Other (b)	Total	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
As at April 01, 2017	19,274	1,090	20,364	313
Additions	1,738	435	2,173	33
Amounts used	(405)	(52)	(457)	(7)
Unused amounts reversed	(418)	—	(418)	(7)
Unwinding of discount	837	—	837	13
Change in estimates	84	—	84	1
Reclassifications	—	(7)	(7)	—
Additions upon acquisition through business combination	236	3	239	4
Exchange differences	628	21	649	10

As at March 31, 2018	21,974	1,490	23,464	360

Classification as at March 31, 2018
Current	483	952	1,435	22
Non-current	21,491	538	22,029	338

	21,974	1,490	23,464	360